Note 15 - Retirement and Pension Plans (Detail) - The actuarial assumptions to determine the benefit obligations were as follows	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Discount rate	1.50%	1.80%
Rate of compensation increases	2.00%	2.00%